Document and Entity Information	Feb. 13, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001413329
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Philip Morris International Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-33708
Entity Tax Identification Number	13-3435103
Entity Address, Address Line One	677 Washington Blvd
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3707
City Area Code	(203)
Local Phone Number	905-2410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
A 2.625 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2023
Trading Symbol	PM23
Security Exchange Name	NYSE
A 2.125 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2023
Trading Symbol	PM23B
Security Exchange Name	NYSE
A 3.600 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Notes due 2023
Trading Symbol	PM23A
Security Exchange Name	NYSE
M 2.875 Notes Due 20242 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2024
Trading Symbol	PM24
Security Exchange Name	NYSE
M 2.875 Notes Due 20241 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2024
Trading Symbol	PM24C
Security Exchange Name	NYSE
A 0.625 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2024
Trading Symbol	PM24B
Security Exchange Name	NYSE
A 3.250 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Notes due 2024
Trading Symbol	PM24A
Security Exchange Name	NYSE
A 2.750 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Notes due 2025
Trading Symbol	PM25
Security Exchange Name	NYSE
A 3.375 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Notes due 2025
Trading Symbol	PM25A
Security Exchange Name	NYSE
A 2.750 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Notes due 2026
Trading Symbol	PM26A
Security Exchange Name	NYSE
A 2.875 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2026
Trading Symbol	PM26
Security Exchange Name	NYSE
A 0.125 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2026
Trading Symbol	PM26B
Security Exchange Name	NYSE
A 3.125 Notesdue 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
A 3.125 Notesdue 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
A 2.875 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
A 3.375 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
A 0.800 Notesdue 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Notes due 2031
Trading Symbol	PM31
Security Exchange Name	NYSE
A 3.125 Notesdue 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
A 2.000 Notesdue 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
A 1.875 Notesdue 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
A 6.375 Notesdue 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
A 1.450 Notesdue 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.450% Notes due 2039
Trading Symbol	PM39
Security Exchange Name	NYSE
A 4.375 Notesdue 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
A 4.500 Notesdue 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
A 3.875 Notesdue 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
A 4.125 Notesdue 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
A 4.875 Notesdue 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
A 4.250 Notesdue 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE